Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000158749 [Member]
Shareholder Report [Line Items]
Fund Name	Palmer Square Ultra-Short Duration Investment Grade Fund
Class Name	Palmer Square Ultra-Short Duration Investment Grade Fund
Trading Symbol	PSDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Ultra-Short Duration Investment Grade Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Fund”) is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund is invested primarily in a broad universe of credit such as fixed and floating rate investment grade corporate bonds and notes, collateralized loan obligations (“CLOs”), traditional asset-backed securities (“ABS”), and commercial paper. We believe our portfolio presents an ultra-short duration income alternative for investors targeting potential yield, capital preservation, and low volatility.
For the 12-month period ended on June 30, 2025, the Palmer Square Ultra-Short Duration Investment Grade Fund returned 5.30%. The Fund’s benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, returned 4.71%, while the broad based Bloomberg Aggregate Bond Index returned 6.08% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
On a relative basis, the Fund had another solid fiscal year given its high current income and low interest rate duration. For the quarter, CLO Debt provided the greatest positive contribution to performance. The Fund’s exposure in ABS, Investment Grade Corporate Bonds and Treasury Bills also provided significant positive contributions.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Bank Loans and Commercial Mortgage Backed Securities (“CMBS”) as well as cash provided the least positive contribution to performance.
Current Positioning
We believe the Fund has solid diversification across both corporate and structured credit. The four main tools we have utilized to do this include investment grade corporate bonds, commercial paper, traditional asset-backed securities, and CLO debt.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception[1]
Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)	5.30%	2.89%	2.50%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	2.24%
Bloomberg Aggregate Bond Index	6.08%	-0.73%	1.34%
[1]	Palmer Square Ultra-Short Duration Investment Grade Fund commenced operations on October 7, 2016.

Performance Inception Date	Oct. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx for the most recent performance information.
Net Assets	$ 69,575,759
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 470
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,575,759
Total number of portfolio holdings	164
Total advisory fees paid (net)	$470
Portfolio turnover rate as of the end of the reporting period	124%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bill, 0.000%, 8/21/2025	4.7%
Golub Capital Partners Static Ltd., Series 2024-1A, Class AR, 0.000%, 7/20/2035	2.9%
Madison Park Funding Ltd., Series 2019-35A, Class A1R, 5.521%, 4/20/2032	2.6%
CIFC Funding Ltd., Series 2013-3RA, Class A1R, 5.275%, 4/24/2031	2.4%
Regatta Funding Ltd., Series 2018-2A, Class A1R, 5.356%, 7/15/2031	2.2%
United States Treasury Bill, 0.000%, 9/23/2025	2.1%
CarVal CLO II Ltd., Series 2019-1A, Class AR2, 5.289%, 4/20/2032	2.1%
Carlyle Global Market Strategies CLO 2015-5 Ltd., Series 2015-5A, Class A1R3, 5.369%, 1/20/2032	2.1%
Battalion CLO Ltd., Series 2020-15A, Class A1RR, 5.260%, 1/17/2033	2.0%
Voya CLO Ltd., Series 2018-3A, Class A1R2, 5.456%, 10/15/2031	2.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 0.000%, 8/21/2025	4.7%
Golub Capital Partners Static Ltd., Series 2024-1A, Class AR, 0.000%, 7/20/2035	2.9%
Madison Park Funding Ltd., Series 2019-35A, Class A1R, 5.521%, 4/20/2032	2.6%
CIFC Funding Ltd., Series 2013-3RA, Class A1R, 5.275%, 4/24/2031	2.4%
Regatta Funding Ltd., Series 2018-2A, Class A1R, 5.356%, 7/15/2031	2.2%
United States Treasury Bill, 0.000%, 9/23/2025	2.1%
CarVal CLO II Ltd., Series 2019-1A, Class AR2, 5.289%, 4/20/2032	2.1%
Carlyle Global Market Strategies CLO 2015-5 Ltd., Series 2015-5A, Class A1R3, 5.369%, 1/20/2032	2.1%
Battalion CLO Ltd., Series 2020-15A, Class A1RR, 5.260%, 1/17/2033	2.0%
Voya CLO Ltd., Series 2018-3A, Class A1R2, 5.456%, 10/15/2031	2.0%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 3 and 4, 2025, the Board of Trustees of the Trust approved the reorganization of the Fund from Investment Managers Series Trust (the "Trust") into Palmer Square Funds Trust (the "Acquiring Trust").
This is summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated October 31, 2024, as amended June 4, 2025 at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx

Material Fund Change Name [Text Block]
At a meeting held on June 3 and 4, 2025, the Board of Trustees of the Trust approved the reorganization of the Fund from Investment Managers Series Trust (the "Trust") into Palmer Square Funds Trust (the "Acquiring Trust").

Summary of Change Legend [Text Block]
This is summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated October 31, 2024, as amended June 4, 2025 at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx

Updated Prospectus Web Address	https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000248662 [Member]
Shareholder Report [Line Items]
Fund Name	Palmer Square Income Plus Fund
Class Name	Class T
Trading Symbol	PSTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class T/PSTPX)	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income and capital appreciation. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate to find the best relative value across corporate credit and structured credit. The Fund has also historically maintained low interest rate duration and high credit quality.
For the 12-month period ended on June 30, 2025, the Palmer Square Income Plus Fund, Class T share, returned 6.17%. The Fund’s benchmark, the Bloomberg 1-3 Year U.S. Corporate Index, returned 6.60%, while the broad based Bloomberg Aggregate Bond Index returned 6.08% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
The positive absolute performance for the 12-month period was driven mostly by current income from the Fund’s floating rate exposure to high base rates. Collateralized Loan Obligation (“CLO”) Debt (specifically CLO AAA and CLO BBB holdings) provided the greatest positive contribution. The Fund’s corporate bonds exposure, both investment grade and high yield, provided the second greatest positive contribution. U.S. Treasury, Asset-Backed Securities (“ABS”) and Bank Loans holdings also provided positive contributions.
On a relative basis, the Fund trailed its primary benchmark due to having relatively lower interest rate duration whilst 2-Year Treasuries yields declined by over 100 basis points (or 1/100th of a percent) during the corresponding period.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Residential Mortgage-Backed Securities (“RMBS”), Commercial Mortgage-Backed Securities (“CMBS”) and Investment Grade Bank Loans provided the least positive contribution to performance.
Current Positioning
The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack continues to be weighted towards AAA, which still offers tremendous value. Investment Grade Corporate Debt is the second largest allocation, but we may seek to increase exposure or add spread duration in the event that spreads widen to more attractive levels. Treasury Bills and ABS are the next two largest allocations. The ABS exposure is primarily prime auto ABS with a weighted average life (WAL) of 12 months or less. The Fund’s exposure to high yield corporate bonds remained focused on short duration, discounted High Yield (“HY”) bonds, while selectively looking for new opportunities in the primary market. Finally, the Fund maintained our constructive stance on higher quality U.S. bank loans and expect to keep allocations near current levels in the near term.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years[1]
Palmer Square Income Plus Fund (Class T/PSTPX)[1]	6.17%	4.62%	3.62%
Bloomberg 1-3 year U.S. Corporate Index	6.60%	2.29%	2.51%
Bloomberg Aggregate Bond Index	6.08%	-0.73%	1.76%
[1]
Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.

Performance Inception Date	Feb. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.
Net Assets	$ 1,058,516,304
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 4,838,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,058,516,304
Total number of portfolio holdings	430
Total advisory fees paid (net)	$4,838,000
Portfolio turnover rate as of the end of the reporting period	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 3.500%, 1/31/2028	2.2%
United States Treasury Bill, 0.000%, 7/22/2025	1.9%
United States Treasury Bill, 0.000%, 8/21/2025	1.9%
United States Treasury Bill, 0.000%, 9/16/2025	1.9%
United States Treasury Bill, 0.000%, 10/23/2025	1.9%
United States Treasury Note, 4.000%, 1/31/2029	1.8%
United States Treasury Bill, 0.000%, 7/10/2025	1.0%
United States Treasury Bill, 0.000%, 9/11/2025	1.0%
United States Treasury Bill, 0.000%, 7/17/2025	0.9%
United States Treasury Bill, 0.000%, 9/4/2025	0.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 3.500%, 1/31/2028	2.2%
United States Treasury Bill, 0.000%, 7/22/2025	1.9%
United States Treasury Bill, 0.000%, 8/21/2025	1.9%
United States Treasury Bill, 0.000%, 9/16/2025	1.9%
United States Treasury Bill, 0.000%, 10/23/2025	1.9%
United States Treasury Note, 4.000%, 1/31/2029	1.8%
United States Treasury Bill, 0.000%, 7/10/2025	1.0%
United States Treasury Bill, 0.000%, 9/11/2025	1.0%
United States Treasury Bill, 0.000%, 7/17/2025	0.9%
United States Treasury Bill, 0.000%, 9/4/2025	0.9%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 3 and 4, 2025, the Board of Trustees of the Trust approved the reorganization of the Fund from Investment Managers Series Trust (the "Trust") into Palmer Square Funds Trust (the "Acquiring Trust").
This is summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated October 31, 2024, as amended June 4, 2025 at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx

Material Fund Change Name [Text Block]
At a meeting held on June 3 and 4, 2025, the Board of Trustees of the Trust approved the reorganization of the Fund from Investment Managers Series Trust (the "Trust") into Palmer Square Funds Trust (the "Acquiring Trust").

Summary of Change Legend [Text Block]
This is summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated October 31, 2024, as amended June 4, 2025 at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx

Updated Prospectus Web Address	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000136684 [Member]
Shareholder Report [Line Items]
Fund Name	Palmer Square Income Plus Fund
Class Name	Class I
Trading Symbol	PSYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class I/PSYPX)	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income and capital appreciation. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate to find the best relative value across corporate credit and structured credit. The Fund has also historically maintained low interest rate duration and high credit quality.
For the 12-month period ended on June 30, 2025, the Palmer Square Income Plus Fund, Class I share, returned 6.17%. The Fund’s benchmark, the Bloomberg 1-3 Year U.S. Corporate Index, returned 6.60%, while the broad based Bloomberg Aggregate Bond Index returned 6.08% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
The positive absolute performance for the 12-month period was driven mostly by current income from the Fund’s floating rate exposure to high base rates. Collateralized Loan Obligation (“CLO”) Debt (specifically CLO AAA and CLO BBB holdings) provided the greatest positive contribution. The Fund’s corporate bonds exposure, both investment grade and high yield, provided the second greatest positive contribution. U.S. Treasury, Asset-Backed Securities (“ABS”) and Bank Loans holdings also provided positive contributions.
On a relative basis, the Fund trailed its primary benchmark due to having relatively lower interest rate duration whilst 2-Year Treasuries yields declined by over 100 basis points (or 1/100th of a percent) during the corresponding period.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Residential Mortgage-Backed Securities (“RMBS”), Commercial Mortgage-Backed Securities (“CMBS”) and Investment Grade Bank Loans provided the least positive contribution to performance.
Current Positioning
The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack continues to be weighted towards AAA, which still offers tremendous value. Investment Grade Corporate Debt is the second largest allocation, but we may seek to increase exposure or add spread duration in the event that spreads widen to more attractive levels. Treasury Bills and ABS are the next two largest allocations. The ABS exposure is primarily prime auto ABS with a weighted average life (WAL) of 12 months or less. The Fund’s exposure to high yield corporate bonds remained focused on short duration, discounted High-Yield (“HY”) bonds, while selectively looking for new opportunities in the primary market. Finally, the Fund maintained our constructive stance on higher quality U.S. bank loans and expect to keep allocations near current levels in the near term.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Palmer Square Income Plus Fund (Class I/PSYPX)	6.17%	4.47%	3.47%
Bloomberg 1-3 year U.S. Corporate Index	6.60%	2.29%	2.51%
Bloomberg Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.
Net Assets	$ 1,058,516,304
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 4,838,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,058,516,304
Total number of portfolio holdings	430
Total advisory fees paid (net)	$4,838,000
Portfolio turnover rate as of the end of the reporting period	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 3.500%, 1/31/2028	2.2%
United States Treasury Bill, 0.000%, 7/22/2025	1.9%
United States Treasury Bill, 0.000%, 8/21/2025	1.9%
United States Treasury Bill, 0.000%, 9/16/2025	1.9%
United States Treasury Bill, 0.000%, 10/23/2025	1.9%
United States Treasury Note, 4.000%, 1/31/2029	1.8%
United States Treasury Bill, 0.000%, 7/10/2025	1.0%
United States Treasury Bill, 0.000%, 9/11/2025	1.0%
United States Treasury Bill, 0.000%, 7/17/2025	0.9%
United States Treasury Bill, 0.000%, 9/4/2025	0.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 3.500%, 1/31/2028	2.2%
United States Treasury Bill, 0.000%, 7/22/2025	1.9%
United States Treasury Bill, 0.000%, 8/21/2025	1.9%
United States Treasury Bill, 0.000%, 9/16/2025	1.9%
United States Treasury Bill, 0.000%, 10/23/2025	1.9%
United States Treasury Note, 4.000%, 1/31/2029	1.8%
United States Treasury Bill, 0.000%, 7/10/2025	1.0%
United States Treasury Bill, 0.000%, 9/11/2025	1.0%
United States Treasury Bill, 0.000%, 7/17/2025	0.9%
United States Treasury Bill, 0.000%, 9/4/2025	0.9%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 3 and 4, 2025, the Board of Trustees of the Trust approved the reorganization of the Fund from Investment Managers Series Trust (the "Trust") into Palmer Square Funds Trust (the "Acquiring Trust").
This is summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated October 31, 2024, as amended June 4, 2025 at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx

Material Fund Change Name [Text Block]
At a meeting held on June 3 and 4, 2025, the Board of Trustees of the Trust approved the reorganization of the Fund from Investment Managers Series Trust (the "Trust") into Palmer Square Funds Trust (the "Acquiring Trust").

Summary of Change Legend [Text Block]
This is summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated October 31, 2024, as amended June 4, 2025 at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx

Updated Prospectus Web Address	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.